Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 07, 2022	Dec. 31, 2019	Jan. 01, 2019
Product Information [Line Items]
Net loss	$ 136,190	$ 25,382	$ 425,126	$ 148,810	$ 330,683	$ 9,002
Accumulated deficit	795,802		795,802		342,873	9,002
Shareholders deficit	(498,232)		(498,232)		16,264	10,735
Cash flow from operating activities			$ 970,535	$ 142,132	$ 322,974	$ 9,179
Property, plant and equipment useful lives			Depreciation expense is recognized over the assets’ estimated useful lives of five years using the straight-line method		Depreciation expense is recognized over the assets’ estimated useful lives of five years using the straight-line method
Operating lease right of use asset	426,877		$ 426,877				$ 450,630		$ 450,630
Operating lease liability	$ 438,596		$ 438,596				$ 450,630		$ 450,630
Equity method ownership percentage			100.00%
Land [Member]
Product Information [Line Items]
Property, plant and equipment useful life			20 years